Consolidated Statements of Cash Flows - USD ($) $ in Millions						12 Months Ended
		Jan. 01, 2023		Jan. 01, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)		$ 6,305		$ 3,482		$ 6,305	[1]	$ 3,482	[1]	$ (1,552)
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized losses (gains) on investments						355	[1]	(181)	[1]	(373)
Net losses (gains) on derivatives		2,663		5,527		2,663	[1]	5,527	[1]	7,267
Net losses (gains) on funds withheld reinsurance treaties						(2,186)	[1]	21	[1]	(440)
Net (gain) loss on market risk benefits		(3,536)		(3,966)		(3,536)	[1]	(3,966)	[2]	0
(Gain) loss from updating future policy benefits cash flow assumptions, net		(36)		41		(36)	[2]	41	[2]	0
Interest credited on other contract holder funds, gross		859		825		859	[1]	825	[1]	1,296
Mortality, expense and surrender charges						(530)	[1]	(553)	[1]	(593)
Amortization of discount and premium on investments						13	[1]	58	[1]	56
Deferred income tax expense (benefit)		1,572		761		1,572	[1]	761	[1]	(776)
Share-based compensation expense						118	[1]	94	[1]	44
Cash received (paid to) from reinsurance transaction						0	[1]	0	[1]	(32)
Change in:
Accrued investment income						(5)	[1]	58	[1]	35
Deferred acquisition costs		601		517		601	[1]	517	[1]	(1,503)
Funds withheld, net of reinsurance		(73)		(626)		(73)	[1]	(626)	[1]	792
Other assets and liabilities, net		(1,473)		(1,170)		(1,473)	[1]	(1,170)	[1]	(476)
Net cash provided by (used in) operating activities		4,647		4,888		4,647	[1]	4,888	[1]	3,745
Sales, maturities and repayments of:
Debt securities						11,525	[1]	18,865	[1]	29,697
Equity securities						71	[1]	35	[1]	82
Mortgage loans						1,695	[1]	1,747	[1]	1,201
Purchases of:
Debt securities						(11,030)	[1]	(13,445)	[1]	(27,851)
Equity securities						(246)	[1]	(114)	[1]	(115)
Mortgage loans						(1,816)	[1]	(2,427)	[1]	(2,189)
Settlements related to derivatives and collateral on investments						(673)	[1]	(4,837)	[1]	(5,321)
Other investing activities						111	[1]	(355)	[1]	(38)
Net cash provided by (used in) investing activities						(363)	[1]	(531)	[1]	(4,534)
Policyholders' account balances:
Deposits						18,456	[1]	20,130	[1]	19,604
Withdrawals						(25,144)	[1]	(28,688)	[1]	(23,060)
Net transfers to separate accounts						5,685	[1]	2,664	[1]	2,560
Proceeds from (payments on) repurchase agreements and securities lending						(541)	[1]	473	[1]	1,100
Net proceeds from (payments on) Federal Home Loan Bank notes						0	[1]	(380)	[1]	80
Net proceeds from (payments on) debt						(5)	[1]	10	[1]	14
Disposition of shares held in trust at cost, net						0	[1]	5	[1]	0
Capital contribution from (return of capital to) Parent						(600)	[1]	1,375	[1]	500
Net cash provided by (used in) financing activities						(2,149)	[1]	(4,411)	[1]	798
Net increase (decrease) in cash and cash equivalents						2,135	[1]	(54)	[1]	9
Cash and cash equivalents, at beginning of period		$ 3,934	[1]	$ 1,799	[1]	1,799	[1]	1,853	[1]	1,844
Total cash and cash equivalents, at end of period	[1]					3,934		1,799		1,853
Supplemental cash flow information
Income taxes paid (received)						(2)	[1]	(390)	[1]	(4)
Interest paid						37	[1]	21	[1]	26
Non-cash investing activities
Debt securities acquired from exchanges, payments-in-kind, and similar transactions						504	[1]	369	[1]	417
Other invested assets acquired from stock splits and stock distributions						$ 88	[1]	$ 99	[1]	$ 4

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.